Other Operating Expense	12 Months Ended
Dec. 31, 2016
Other Operating Expense [Abstract]
OTHER OPERATING EXPENSE

17. OTHER OPERATING EXPENSE

Other operating expense for the years ended December 31, 2016 and 2015 was consisted of:

	For the years ended December 31,
	2016	2015
Depreciation and amortization	$40,004	$40,259
Guarantee fee	-	217,725
Legal and professional expenses	1,276,271	1,520,930
Office related expenses	1,131,255	265,928
Travel and entertainment	218,618	283,405
Amortization of financing costs	-	461,945
Total	$2,666,148	$2,790,192